Long-Term Debt (Schedule of debt) (detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Debt Instrument [Line Items]
Long-term Debt	$ 218,516	$ 270,186
Total	218,516	270,186
Current Portion of Long-Term Debt	2,277	40,170
Long-Term Debt, Less Current Portion	216,239	230,016
Revolving credit facility [Member]
Debt Instrument [Line Items]
Long-term Debt	175,000	188,000
Long-term Debt, Weighted Average Interest Rate	1.65%	1.70%
Debt Instrument, Maturity Date	2017
Total	175,000	188,000
Secured Note Payable to Insurance Company [Member}
Debt Instrument [Line Items]
Long-term Debt		38,138
Long-term Debt, Weighted Average Interest Rate		8.03%
Debt Instrument, Maturity Date	2014
Total		38,138
Secured Industrial Revenue Development Bonds [Member]
Debt Instrument [Line Items]
Long-term Debt	22,630	22,630
Long-term Debt, Weighted Average Interest Rate	3.23%	3.29%
Debt Instrument, Maturity Date	2029
Total	22,630	22,630
Secured Industrial Revenue Development Bond [Member]
Debt Instrument [Line Items]
Long-term Debt	1,500
Long-term Debt, Weighted Average Interest Rate	2.00%
Debt Instrument, Maturity Date	2021
Total	1,500
Secured promissory note 1 [Member]
Debt Instrument [Line Items]
Long-term Debt	15,313	16,753
Long-term Debt, Weighted Average Interest Rate	6.98%	6.98%
Debt Instrument, Maturity Date	2022
Total	15,313	16,753
Secured promissory note 2 [Member]
Debt Instrument [Line Items]
Long-term Debt	3,731	4,303
Long-term Debt, Weighted Average Interest Rate	6.35%	6.35%
Debt Instrument, Maturity Date	2020
Total	3,731	4,303
Other [Member]
Debt Instrument [Line Items]
Long-term Debt	342	362
Total	$ 342	$ 362